Income Taxes (Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities) - current:
Accounts receivable	$ (18,694)	$ (9,655)
Prepaid expenses	(23,434)	(7,667)
Stock-based compensation	73,000	26,275
Provisions and accruals	24,756	62,254
Deferred revenue	140,470	135,076
Total current deferred tax asset	196,098	206,283
Deferred tax assets (liabilities) - long-term:
Plant and equipment	4,704	2,216
Net operating loss carryforwards	9,834
Total net deferred tax assets	$ 210,636	$ 208,499